As filed with the Securities and Exchange Commission on May 22, 2020
1933 Act Registration No. 333-229995
1940 Act Registration No. 811-23429

United States
Securities And Exchange Commission
Washington, D.C. 20549

Form N-1a

Registration Statement Under
The Securities Act Of 1933  ☑
Pre-Effective Amendment No. ___   ☐
Post-Effective Amendment No. 3   ☑
and/or
Registration Under The
Investment Company Act Of 1940  ☑
Amendment No. 4
(Check appropriate box or boxes)

Homestead Funds TRUST
(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
(703) 907-6366
Jack Delaney, Esq.
Homestead Funds Trust
4301 Wilson Boulevard
Arlington, VA 22203
Copies to:
Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective:
☒    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on                                pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on                                pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on                                pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:
This Post-Effective Amendment No. 3 to the Registration Statement of Homestead Funds Trust (the “Registrant”) on Form N-1A is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 2. to Registrant’s Registration Statement on April 29, 2020.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 22nd day of May, 2020.
Homestead Funds Trust
By: /s/ Mark D. Santero Mark D. Santero President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James F. Perna* James F. Perna	Chairman of the Board and Trustee	May 22, 2020
/s/ Mark D. Santero* Mark D. Santero	President, Chief Executive Officer and Trustee	May 22, 2020
/s/ Anthony M. Marinello* Anthony M. Marinello	Trustee	May 22, 2020
/s/ Douglas W. Johnson* Douglas W. Johnson	Trustee	May 22, 2020
/s/ Sheldon C. Petersen* Sheldon C. Petersen	Trustee	May 22, 2020
Kenneth R. Meyer* Kenneth R. Meyer	Trustee	May 22, 2020
/s/ Mark Rose* Mark Rose	Trustee	May 22, 2020
/s/ Peter J. Tonetti* Peter J. Tonetti	Trustee	May 22, 2020
/s/ Julie H. Dellinger* Julie H. Dellinger	Trustee	May 22, 2020
/s/ Judith H. McKinney* Judith H. McKinney	Trustee	May 22, 2020
/s/ Amy M. DiMauro* Amy M. DiMauro	Treasurer	May 22, 2020

*By:	/s/ Danielle C. Sieverling Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase